BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

	For the year Ended December 31,
	2022	2021	2020
Numerator:
Net profit attributable to common stockholders	$1,036,900	$484,379	$-
Denominator:
Basic and diluted weighted-average number of shares outstanding	116,550,000	100,000,000	100,000,000
Net income per share:
Basic and diluted	$0.009	$0.005	$0.00